SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - Intec Pharma Ltd. [Member] $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 625
2022	329
2023	22
Total lease payments	976
Less imputed interest	(42)
Total	$ 934